Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Revenue Abstract
Revenue	R$ 26,624,721	R$ 25,447,930	R$ 23,833,893
Gross revenue	40,279,063	36,731,708	33,530,346
Service revenue	38,631,519	35,041,192	31,972,936
Service revenue - Mobile	36,286,661	33,070,752	30,020,711
Service revenue - Landline	2,344,858	1,970,440	1,952,225
Goods sold	1,647,544	1,690,516	1,557,410
Deductions from gross revenue	(13,654,342)	(11,283,778)	(9,696,453)
Taxes levied	(4,045,145)	(4,014,344)	(3,657,281)
Discounts granted	(9,593,647)	(7,253,635)	(6,030,865)
Returns and other	R$ (15,550)	R$ (15,799)	R$ (8,307)